Federal Home Loan Bank and Federal Reserve Advances (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Lower range of interest rate of FHLB advances	0.30%
Upper range of interest rate of FHLB advances	2.21%
Weighted average interest rate of FHLB advances	1.00%
Year last FHLB advance is due	2023
Weighted average maturity for FHLB advances	32 months
Available borrowings with FHLB	$ 52,000	$ 24,800
Variable rate FHLB advances	1,500
Percentage of collateral which FRB discount borrowings may not exceed	0.75%
Weighted average interest rate of Federal Reserve Bank borrowings	0.75%
Securities
Collateral for FHLB advances	20,400	31,700
Collateral for Federal Reserve Bank borrowings	7,900
Mortgage Loans
Collateral for FHLB advances	$ 49,600	$ 50,000